Employee Benefit Plan	12 Months Ended
May 31, 2023
Employee Benefit Plan
Employee Benefit Plan

Note 12. Employee Benefit Plan

The Company has an employee savings plan (the “401(k) Plan”), organized under Section 401(k) of the Internal Revenue Code (the “Code”), covering all employees. The Company makes a qualified non-elective contribution of 3%, which vests immediately. In addition, participants in the 401(k) Plan may contribute a percentage of their compensation, but not greater than the maximum allowed under the Code. During each of the years ended May 31, 2023 and 2022, the Company incurred an expense of approximately $0.1 million for qualified non-elective contributions.